Post-Employment Benefits - Reconciliation of the net defined benefit liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Defined benefit obligation	€ 80	€ 76
Defined benefit cost recognized in consolidated statement of operations	105	101	€ 117
Defined benefit cost recognized in other comprehensive income	€ 22	€ 28	€ 162